Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 356,025	$ 448,986	$ 1,068,682